Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the six months ended March 31,
	2024		2025
Major customers representing more than 10% of the Company’s revenues
Customer A	$-	0.0%	$3,007,516	21.9%
Customer B	1,434,490	17.1%	2,454,365	17.9%
Customer C	1,242,771	14.8%	1,011,782	7.4%
Customer D	1,864,655	22.2%	634,619	4.6%
Total Revenues	$4,541,916	54.1%	$7,108,282	51.8%

	As of
	September 30, 2024		March 31, 2025
Major customers of the Company’s accounts receivable, net
Company A	$155,790	9.3%	$358,970	31.2%
Company B	135,041	8.0%	168,111	14.6%
Company C	40,032	2.4%	35,538	3.1%
Customer D	226,332	13.4%	127,723	11.1%
Total	$557,195	33.1%	$690,342	60.0%

	For the six months ended March 31,
	2024		2025
Major suppliers representing more than 10% of the Company’s cost of revenue
Panaicia Pty Ltd (note)	$2,414,279	35.9%	$7,594,925	61.9%
Supplier A	1,047,585	15.6%	796,051	6.5%
Supplier B	804,452	12.0%	554,135	4.5%
Supplier C	-	-%	1,562,403	12.7%
Total Cost of Revenue	$4,266,316	63.5%	$10,507,514	85.6%

	As of
	September 30, 2024		March 31, 2025
Major suppliers of the Company’s accounts payables, net
Panaicia Pty Ltd (note)	$1,563,137	68.7%	$-	-%
Supplier A	284,872	12.5%	259,552	49.8%
Supplier B	78,224	3.4%	17,928	3.4%
Supplier C	48,762	2.1%	25,010	4.8%
Total	$1,974,995	86.7%	$302,490	58.0%

Schedule of Foreign Currency Translation	This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for six months ended March 31, 2024 and 2025.
	For the six months ended March 31,
	2024	2025
Year end HKD: US$ exchange rate	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000

Schedule of Estimated Useful Lives

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Motor vehicles	3.3 years
Fixtures, furniture and equipment	5 years
Leasehold improvements	15 months

Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the six months ended March 31, 2024 and 2025, respectively, are as follow:

	For the six months ended March 31,
	2024	2025
Integrated cross-border logistics services	$7,659,537	$12,751,847
Air freight forwarding services	725,253	971,631
Total	$8,384,790	$13,723,478